Earnings Per Share (Two-Class Method)	12 Months Ended
Sep. 30, 2012
Earnings Per Share (Two-Class Method)

5. EARNINGS PER SHARE (TWO-CLASS METHOD)

The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share data):

	Fiscal Years Ended September 30,
	2012	2011	2010
Numerator for earnings per share:
Net income from continuing operations	$324,969	$152,225	$163,445
Less dividends paid on participating securities	(3,299)	(2,811)	(30,313)

	321,670	149,414	133,132
Net income from discontinued operations	—	19,909	—

Net income applicable to common stock—basic and diluted	$321,670	$169,323	$133,132

Denominator for basic and diluted earnings per share under the two-class method:
Weighted average common shares outstanding	50,996	49,888	49,171
Vested options deemed participating securities	2,886	3,445	3,752

Total shares for basic and diluted earnings per share	53,882	53,333	52,923

Net earnings per share from continuing operations—basic and diluted	$5.97	$2.80	$2.52
Net earnings per share from discontinued operations—basic and diluted	—	0.37	—

Net earnings per share	$5.97	$3.17	$2.52